Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2019
Sinomachinery Holding Limited [Member]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang
Cenntro Holding Limited [Member]
Existing Relationship with the Company	Controlling shareholder of the Company
Zhejiang Kangchen Biotechnology Co., Ltd. [Member]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang
Cenntro Smart Manufacturing Tech. Co., Ltd. [Member]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang
Zhejiang Zhonggong Machinery Co., Ltd. [Member]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang
Zhejiang Zhonggong Agricultural Equipment Co., Ltd. [Member]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang
Jiuxin Investment Management Partnership (LP) [Member]
Existing Relationship with the Company	Under control of Mr. Mengxing He, the General Manger and one of the directors of Zhejiang Zhongchai [1]
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership) [Member]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang

[1]	Prepayment from Cenntro Smart Manufacturing Tech. Co., Ltd.